Condensed Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	2,155,000	2,155,000	1,725,000
Common stock, shares outstanding	2,155,000	2,155,000	1,725,000
Common Stock Subject to Mandatory Redemption
Common stock, shares outstanding	1,886,221	3,467,954	0
Common stock, shares issued	1,886,221	3,467,954	3,467,954
Common stock, redemption value (in Dollars per share)	$ 10.96	$ 10.5	$ 10.5